Revenue	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Revenue
31	Revenue
(i) Revenue streams
The Group generates revenue primarily from the sale of leather and fabric upholstered furniture and home furnishing accessories to its customers. Other sources of revenue include sale of polyurethane foam, sale of leather-by
products, sale of Natuzzi Display System and sale of Service Type Warranty.
Therefore, all the Group’s revenue is related to revenue from contracts with customers.
(ii) Disaggregation of revenue from contracts with customers
In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2019	2018	2017
Sale of upholstery furniture	329,162	365,346	389,528
Sale of home furnishing accessories	39,623	41,733	33,560
Sale of polyurethane foam	9,665	14,958	15,501
Sale of other goods	8,512	6,502	10,291

Total	386,962	428,539	448,880

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2019	2018	2017
Europe, Middle East and Africa	183,794	212,481	218,896
Americas	137,665	137,452	153,647
Asia-Pacific	65,503	78,606	76,337

Total	386,962	428,539	448,880

Geographical location of customers	2019	2018	2017
United States of America	97,723	94,393	107,262
Italy	48,557	53,261	55,379
United Kingdom	39,416	43,501	48,266
China	39,258	47,099	41,369
Canada	18,355	17,371	20,030
Spain	14,846	17,334	17,077
Brazil	12,120	16,332	16,182
Australia	8,668	9,903	9,738
France	8,493	11,179	9,999
Belgium	7,809	8,682	8,214
Germany	7,234	11,455	12,462
Korea	5,626	8,232	9,847
Other countries (none greater than 5%)	78,857	89,797	93,055

Total	386,962	428,539	448,880

Distribution channels	2019	2018	2017
Wholesale (distributors and retailers)	320,263	365,499	392,332
Directly operated stores (end c onsu mers)	66,699	63,040	56,548

Total	386,962	428,539	448,880

Brands	2019	2018	2017
Natuzzi Editions	160,136	167,925	183,838
Natuzzi Italia	135,500	144,953	134,740
Private label	73,149	94,201	104,509
Other	18,177	21,460	25,793

Total	386,962	428,539	448,880

Timing of revenue recognition	2019	2018	2017
Goods transferred at a point in time	385,510	427,493	448,206
Goods and services transferred over time	1,452	1,046	674

Subtotal	386,962	428,539	448,880

(iii) Contract balances
The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/19	31/12/18	31/12/17
Trade receivables	29,187	40,967	37,549
Contract liabilities	23,103	22,099	15,533
Reference should be made to note 15 “Trade receivables” and note 22 “Contract liabilities”
(non-current
and current) for details about such contract balances.

(iv) Performance obligations and revenue recognition policies
Revenue is measured based on the consideration specified in the customer contract. The Group recognises revenue when it transfers control over a good or service to a customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for goods or services. The Group has generally concluded that it is the principal in its revenue arrangements, because it controls the goods or services before transferring them to the customer.
In determining the transaction price for its contracts with customers, the Group considers the effects of variable consideration and the existence of significant financing components.
The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The allocation of the transaction price to the Group’s performance obligations is performed using the relative stand-alone selling price method.
For detailed information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies see note 4(t).
The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2019, 2018 and 2017 is as follows:

	31/12/19	31/12/18	31/12/17
Sale of Natuzzi Display System
Within a year	1,416	1,138	758
More than a year	1,953	2,261	1,878

Total	3,369	3,399	2,636

Sale of Service-Type Warranties
Within a year	394	332	278
More than a year	411	565	682

Total	805	897	960

Sale of the licence-for Natuzzi trademarks
Within a year	383	383	—
More than a year	6,725	7,108	—

Total	7,108	7,491	—

(v) Variable considerations
If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Some contracts for the sale of furniture provide customers with volume rebates, which give rise to variable consideration.
In particular, the Group provides retrospective volume rebates to certain customers once the quantity of products purchased during the period exceeds a threshold specified in the contract. Rebates are offset against amounts payable by the customer. Accumulated experience is used to estimate and provide for the rebates, using the expected value method. A refund liability is recognised for expected volume discounts payable to customers in relation to sales made until the end of the reporting period.
(vi) Financing components
For information about financing components, reference should be made to note 4(t)(vi).
(vii) Warranty obligations
The Group typically provides warranties for general repairs of defects that existed at the time of sale, as required by law. These assurance-type warranties are accounted for under IAS 37. Refer to the accounting policy on warranty provisions in note 4(r).
Customers who purchase the Group’s upholstered furniture may require a service type warranty. As disclosed in note 4(t)(v), the Group allocates a portion of the consideration received to the service type warranty, based on the relative stand-alone selling price. The amount allocated to the service type warranty is deferred, and is recognised as revenue over the time based on the validity period of such warranty.
(viii) Cost to obtain a contract
The Group pays sales commission to its agents for each contract that they obtain. For information about the accounting policy elected by the Group on sales commissions, reference should be made to note 4(x).